Related Party Transactions (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Affiliated Companies
Related Party Transaction [Line Items]
Operating revenues	¥ 31,372	¥ 26,001	¥ 25,788
Operating expenses	109,817	105,295	104,435
Receivables	24,254	17,257	14,225
Payables	¥ 105,341	¥ 89,623	¥ 83,559